                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: 9/30/01
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:      Birinyi Associates, Inc.
          ---------------------------------------------
 Address:   PO Box 711
          ---------------------------------------------
            Westport, CT 06881
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      Jeffrey Rubin
          ---------------------------------------------
 Title:     Director of Research
          ---------------------------------------------
 Phone:     203-341-0833
          ---------------------------------------------

 Signature, Place, and Date of Signing:
 /s/ Jeffrey Rubin        Westport, CT                     11/13/01
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:              0
                                         -------------------
 Form 13F Information Table Entry Total:
                                         -------------------
 Form 13F Information Table Value Total: $ 438721414
                                         -------------------
                                            (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]


                          FORM 13F INFORMATION TABLE

          COLUMN 1        COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6      COLUMN 7          COLUMN 8
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          NAME OF         TITLE OF                VALUE       SHRS OR  SH/ PUT/     INVESTMENT      OTHER        VOTING AUTHORITY
          ISSUER           CLASS       CISIP     (x$1000)     PRN AMT  PRN CALL     DISCRETION     MANAGERS     SOLE   SHARED   NONE
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
------------------------------------------------------------------------------------------------------------------------------------

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

            Form 13F Information Table - Birinyi Associates 6/30/01



           Column 1        Column 2     Column 3    Column 4              Column 5              Column 6            Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                Voting authority
           Name of      Title of class    CUSIP      Value      Shrs or    SH/PRN    Put/Call  Investment  -------------------------
           Issuer                                   (x $1000)   prn amt                        discretion    Sole     Shared   None
------------------------------------------------------------------------------------------------------------------------------------
International Business
  Machines Corp          COMMON STOCK   459200101   $24,989     270,732      SH                   SOLE      270,732
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AOL Time Warner Inc      COMMON STOCK   00184A105   $17,473     527,896      SH                   SOLE      527,896
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Citigroup Inc            COMMON STOCK   172967101   $15,183     374,890      SH                   SOLE      374,890
------------------------------------------------------------------------------------------------------------------------------------
General Electric Co      COMMON STOCK   369604103   $13,898     373,611      SH                   SOLE      373,611
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp           COMMON STOCK   594918104   $10,733     209,755      SH                   SOLE      209,755
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
  Group Inc              COMMON STOCK   38141G104   $8,972      125,750      SH                   SOLE      125,750
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Exxon Mobil Corp         COMMON STOCK   30231G102   $8,724      221,432      SH                   SOLE      221,432
------------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc               COMMON STOCK   717081103   $7,246      180,710      SH                   SOLE      180,710
------------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores Inc.     COMMON STOCK   931142103   $7,227      146,000      SH                   SOLE      146,000
------------------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase & Co     COMMON STOCK   46625H100   $6,942      203,274      SH                   SOLE      203,274
------------------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co  COMMON STOCK   110122108   $6,914      124,450      SH                   SOLE      124,450
------------------------------------------------------------------------------------------------------------------------------------
American Express Co      COMMON STOCK   025816109   $6,353      218,625      SH                   SOLE      218,625
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson        COMMON STOCK   478160104   $5,904      106,570      SH                   SOLE      106,570
------------------------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc    COMMON STOCK   882508104   $5,048      202,100      SH                   SOLE      202,100
------------------------------------------------------------------------------------------------------------------------------------
SPDR Trust Series 1      COMMON STOCK   78462F103   $4,816       46,115      SH                   SOLE      46,115
------------------------------------------------------------------------------------------------------------------------------------
Merck & Co Inc           COMMON STOCK   589331107   $4,573       68,660      SH                   SOLE      68,660
------------------------------------------------------------------------------------------------------------------------------------
Intel Corp               COMMON STOCK   458140100   $4,465      218,432      SH                   SOLE      218,432
------------------------------------------------------------------------------------------------------------------------------------
Minnesota Mining &
  Manufacturing Co       COMMON STOCK   604059105   $4,103       41,700      SH                   SOLE      41,700
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
  Witter & Co            COMMON STOCK   617446448   $3,946       85,130      SH                   SOLE      85,130
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Berkshire Hathaway Inc.  COMMON STOCK   084670108   $3,920         56        SH                   SOLE        56
------------------------------------------------------------------------------------------------------------------------------------
BP PLC                       ADR        055622104   $3,454       70,246      SH                   SOLE      70,246
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Philip Morris
  Companies Inc          COMMON STOCK   718154107   $3,453       71,500      SH                   SOLE      71,500
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Merrill Lynch & Co Inc   COMMON STOCK   590188108   $3,320       81,771      SH                   SOLE      81,771
------------------------------------------------------------------------------------------------------------------------------------
Dell Computer Corp       COMMON STOCK   247025109   $3,204      172,900      SH                   SOLE      172,900
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Schlumberger Ltd         COMMON STOCK   806857108   $2,998       65,600      SH                   SOLE      65,600
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BellSouth Corp           COMMON STOCK   079860102   $2,894       69,658      SH                   SOLE      69,658
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Fannie Mae               COMMON STOCK   313586109   $2,882       36,000      SH                   SOLE      36,000
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Electronic Data
  Systems Corp           COMMON STOCK   285661104   $2,821       49,000      SH                   SOLE      49,000
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Coca-Cola Co             COMMON STOCK   191216100   $2,755       58,806      SH                   SOLE      58,806
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American International
  Group                  COMMON STOCK   026874107   $2,611       33,480      SH                   SOLE      33,480
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Amgen Inc                COMMON STOCK   031162100   $2,386       40,600      SH                   SOLE      40,600
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Tyco International Ltd   COMMON STOCK   902124106   $2,352       51,700      SH                   SOLE      51,700
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Home Depot Inc           COMMON STOCK   437076102   $2,101       54,750      SH                   SOLE      54,750
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Eli Lilly & Co           COMMON STOCK   532457108   $2,090       25,900      SH                   SOLE      25,900
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ChevronTexaco Corp       COMMON STOCK   166764100   $1,835       21,650      SH                   SOLE      21,650
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Berkshire Hathaway Inc.  COMMON STOCK   084670207   $1,764        757        SH                   SOLE        757
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
  Holdings Inc           COMMON STOCK   524908100   $1,739       30,592      SH                   SOLE      30,592
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Pepsico Inc              COMMON STOCK   713448108   $1,644       33,900      SH                   SOLE      33,900
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Procter & Gamble Co      COMMON STOCK   742718109   $1,463       20,100      SH                   SOLE      20,100
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American Home
  Products Corp          COMMON STOCK   026609107   $1,264       21,700      SH                   SOLE      21,700
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Verizon Communications
  Inc                    COMMON STOCK   92343V104   $1,196       22,097      SH                   SOLE      22,097
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Nokia OYJ                    ADR        654902204   $1,188       75,900      SH                   SOLE      75,900
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Cisco Systems Inc        COMMON STOCK   17275R102   $1,139       93,546      SH                   SOLE      93,546
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Duke Energy Corp         COMMON STOCK   264399106   $1,041       27,500      SH                   SOLE      27,500
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Alliance Capital
  Management Holding LP  COMMON STOCK   01855A101   $1,028       22,500      SH                   SOLE      22,500
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Abbott Laboratories      COMMON STOCK   002824100    $952        18,370      SH                   SOLE      18,370
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Best Buy Co Inc          COMMON STOCK   086516101    $886        19,500      SH                   SOLE      19,500
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Consolidated Edison Inc  COMMON STOCK   209115104    $855        21,000      SH                   SOLE      21,000
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SBC Communications Inc   COMMON STOCK   78387G103    $819        17,388      SH                   SOLE      17,388
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Washington Mutual Inc    COMMON STOCK   939322103    $731        19,000      SH                   SOLE      19,000
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United Technologies
  Corp                   COMMON STOCK   913017109    $721        15,500      SH                   SOLE      15,500
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Du Pont (E.I.) de
  Nemours & Co           COMMON STOCK   263534109    $675        18,000      SH                   SOLE      18,000
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Qualcomm Inc             COMMON STOCK   747525103    $661        13,900      SH                   SOLE      13,900
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

            Form 13F Information Table - Birinyi Associates 6/30/01


           Column 1        Column 2     Column 3    Column 4              Column 5              Column 6            Column 8
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                                                                                                                Voting authority
           Name of      Title of class    CUSIP      Value      Shrs or    SH/PRN    Put/Call  Investment  -------------------------
           Issuer                                  (x $1000)    prn amt                        discretion    Sole     Shared   None
------------------------------------------------------------------------------------------------------------------------------------
Phillips Petroleum Co    COMMON STOCK   718507106    $620        11,500      SH                   SOLE      11,500
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Dow Chemical Company     COMMON STOCK   260543103    $590        18,000      SH                   SOLE      18,000
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Peoples Bank Bridgeport  COMMON STOCK   710198102    $565        25,450      SH                   SOLE      25,450
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Wells Fargo & Co         COMMON STOCK   949746101    $556        12,500      SH                   SOLE      12,500
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UST Inc.                 COMMON STOCK   902911106    $531        16,000      SH                   SOLE      16,000
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Qwest Communications
  International          COMMON STOCK   749121109    $510        30,536      SH                   SOLE      30,536
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Freddie Mac              COMMON STOCK   313400301    $507        7,800       SH                   SOLE       7,800
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CMS Energy Corp          COMMON STOCK   125896100    $490        24,500      SH                   SOLE      24,500
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Equity Office
  Properties Trust       COMMON STOCK   294741103    $464        14,500      SH                   SOLE      14,500
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Oracle Corporation       COMMON STOCK   68389X105    $447        35,548      SH                   SOLE      35,548
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PIMCO Low Duration
  Fund                   MUTUAL FUND    693390387    $359        35,162      SH                   SOLE      35,162
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Alcoa Inc                COMMON STOCK   013817101    $341        11,000      SH                   SOLE      11,000
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Immunomedics Inc.        COMMON STOCK   452907108    $323        27,000      SH                   SOLE      27,000
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Aflac Inc.               COMMON STOCK   001055102    $302        11,200      SH                   SOLE      11,200
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Kohls Corp.              COMMON STOCK   500255104    $288        6,000       SH                   SOLE       6,000
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Ford Motor Co            COMMON STOCK   345370860    $285        16,400      SH                   SOLE      16,400
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WorldCom Inc - MCI
  Group                  COMMON STOCK   98157D304    $282        18,500      SH                   SOLE      18,500
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AT&T Corp                COMMON STOCK   001957109    $262        13,550      SH                   SOLE      13,550
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Gillette Company         COMMON STOCK   375766102    $246        8,250       SH                   SOLE       8,250
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Applied Materials Inc.   COMMON STOCK   038222105    $230        8,100       SH                   SOLE       8,100
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Medimmune Inc.           COMMON STOCK   584699102    $214        6,000       SH                   SOLE       6,000
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TXU Corp                 COMMON STOCK   873168108    $208        4,500       SH                   SOLE       4,500
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Able Laboratories Inc    COMMON STOCK   00371N100     $17        50,000      SH                   SOLE      50,000
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Xcelera Inc              COMMON STOCK    2778208      $18        17,500      SH                   SOLE      17,500
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Sun Microsystems Inc.    COMMON STOCK   866810104     $94        11,400      SH                   SOLE      11,400
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Hewlett-Packard Co       COMMON STOCK   428236103    $177        11,000      SH                   SOLE      11,000
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SAN Juan Basin
  Royalty TR             COMMON STOCK   798241105    $112        10,900      SH                   SOLE      10,900
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Telefonaktiebolaget
  LM Ericsson                ADR        294821400     $35        10,000      SH                   SOLE      10,000
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Neomedia Technologies
  Inc.                   COMMON STOCK   640505103     $2         10,000      SH                   SOLE      10,000
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Bellsouth Tele. 6.25%
  05/15/03                   Bond       079867AE7    $235         225,000    PRN                  SOLE      225,000
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